Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Premises, Equipment, Lease Commitments, And Other Assets [Abstract]
Premises and Equipment
Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2018	Dec 31, 2017
Land	$1,757	1,799
Buildings	8,974	8,865
Furniture and equipment	6,896	7,089
Leasehold improvements	2,387	2,291
Premises and equipment leased under capital leases	75	103
Total premises and equipment	20,089	20,147
Less: Accumulated depreciation and amortization	11,169	11,300
Net book value, premises and equipment	$8,920	8,847

Minimum Lease Payments Of Operating Leases
Table 7.2 provides the future minimum payments of noncancelable operating leases, net of sublease income, with terms greater than one year as of December 31, 2018.
Table 7.2: Minimum Lease Payments of Operating Leases

(in millions)
Year ended December 31,
2019	$1,174
2020	1,056
2021	880
2022	713
2023	577
Thereafter	1,654
Total	$6,054

Components of Other Assets
Table 7.3 presents the components of other assets.
Table 7.3: Other Assets

(in millions)	Dec 31, 2018	Dec 31, 2017
Corporate/bank-owned life insurance	$19,751	19,549
Accounts receivable (1)	34,281	39,127
Interest receivable	6,084	5,688
Core deposit intangibles	—	769
Customer relationship and other amortized intangibles	545	841
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (1)	88	120
Non-government insured/guaranteed	229	252
Non-residential real estate	134	270
Operating lease assets	9,036	9,666
Due from customers on acceptances	258	177
Other	9,444	13,785
Total other assets	$79,850	90,244

(1)
Certain government-guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts receivable. Both principal and interest related to these foreclosed real estate assets are collectible because the loans were predominantly insured by the FHA or guaranteed by the VA. For more information on the classification of certain government-guaranteed mortgage loans upon foreclosure, see Note 1 (Summary of Significant Accounting Policies).